Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 011	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-6520107
Plan number	011
Participant loan	$ 1,787,271
Investment, Identifier [Axis]: Cash, Schwab Bank Savings Cash Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,859,498
Investment, Identifier [Axis]: Common/Collective Trusts, COLUMBIA TR GOVT MM FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	176,279,366
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Fund 2010 Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 741,112
Number of shares (in shares) | shares	20,829
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Fund 2015 Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 104,434
Number of shares (in shares) | shares	4,633,284
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Fund 2020 Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 6,404,242
Number of shares (in shares) | shares	149,947
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Fund 2025 Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,200,711
Number of shares (in shares) | shares	85,564
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Fund 2030 Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 15,559,496
Number of shares (in shares) | shares	283,364
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Fund 2035 Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,255,065
Number of shares (in shares) | shares	74,820
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Fund 2040 Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 14,626,088
Number of shares (in shares) | shares	228,747
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Fund 2045 Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,349,207
Number of shares (in shares) | shares	70,823
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Fund 2050 Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 5,525,063
Number of shares (in shares) | shares	150,958
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Fund 2055 Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,272,844
Number of shares (in shares) | shares	33,436
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Fund 2060 Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,591,328
Number of shares (in shares) | shares	95,025
Investment, Identifier [Axis]: Common/Collective Trusts, Managed Retirement Trust Income Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 482,574
Number of shares (in shares) | shares	19,761
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 3,646,894
Number of shares (in shares) | shares	221,561
Investment, Identifier [Axis]: Equity and Income Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 8,071,210
Number of shares (in shares) | shares	206,742
Investment, Identifier [Axis]: Europacific Growth Fund Class R-4
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 3,488,159
Number of shares (in shares) | shares	59,434
Investment, Identifier [Axis]: Goldman Sachs Small-Cap Value Instruments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,784,868
Number of shares (in shares) | shares	73,538
Investment, Identifier [Axis]: Growth Fund of America R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 25,458,124
Number of shares (in shares) | shares	320,914
Investment, Identifier [Axis]: MassMutual Select Midcap GWTH EQ II R5
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 3,899,753
Number of shares (in shares) | shares	241,620
Investment, Identifier [Axis]: Metropolitan West Total Return BD
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 8,435,903
Number of shares (in shares) | shares	919,946
Investment, Identifier [Axis]: S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 23,057,710
Number of shares (in shares) | shares	1,314,579
Investment, Identifier [Axis]: T Rowe Price New Horizons Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 3,231,962
Number of shares (in shares) | shares	62,502
Investment, Identifier [Axis]: T Rowe Price Retirement 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 13,854
Number of shares (in shares) | shares	866
Investment, Identifier [Axis]: T Rowe Price Retirement 2015 fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 16,802
Number of shares (in shares) | shares	1,260
Investment, Identifier [Axis]: T Rowe Price Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 71,409
Number of shares (in shares) | shares	3,617
Investment, Identifier [Axis]: T Rowe Price Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 163,802
Number of shares (in shares) | shares	9,286
Investment, Identifier [Axis]: T Rowe Price Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 705,914
Number of shares (in shares) | shares	25,438
Investment, Identifier [Axis]: T Rowe Price Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 511,970
Number of shares (in shares) | shares	21,898
Investment, Identifier [Axis]: T Rowe Price Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 94,230
Number of shares (in shares) | shares	2,739
Investment, Identifier [Axis]: T Rowe Price Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 50,739
Number of shares (in shares) | shares	1,996
Investment, Identifier [Axis]: T Rowe Price Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 91,325
Number of shares (in shares) | shares	4,220
Investment, Identifier [Axis]: T Rowe Price Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 40,760
Number of shares (in shares) | shares	1,792
Investment, Identifier [Axis]: T Rowe Price Retirement Balance Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 4,428
Number of shares (in shares) | shares	316
Investment, Identifier [Axis]: Vanguard Mid Cap Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 6,679,346
Number of shares (in shares) | shares	18,587
Investment, Identifier [Axis]: Washington Mutual Investors Fund Class R-4
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 13,457,749
Number of shares (in shares) | shares	208,260
Investment, Identifier [Axis]: World Fund Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 5,258,844
Number of shares (in shares) | shares	295,939